Events Subsequent to the Balance Sheet Date - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 EUR (€)	Dec. 31, 2019 USD ($)
Revolving facility agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Increased capacity under Revolving Facility	€ 100.0
Line of credit	€ 300.0
Major business combination [member] | Icolo Limited [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of shares acquired		40.00%
Transaction price | $		$ 5.7